Leases and Transponder Service Agreements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Leases and Transponder Service Agreements [Abstract]
Leases of Lessee Disclosure
Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at March 31, 2013 consisted of the following:

(in millions)	Capital transponders	Operating leases
Remainder of 2013	$11	16
2014	11	15
2015	11	12
2016	10	8
2017	10	7
Thereafter	38	96
Total	$91	154

The Company has entered into ten separate agreements with transponder suppliers to transmit its signals in the U.S., Germany and the U.K. via various satellites at an aggregate monthly cost of $1 million. Depreciation expense related to the transponders was $4 million and $4 million for the three months ended March 31, 2013 and 2012, respectively. Total future minimum capital lease payments of $91 million include $9 million of imputed interest. Our transponder service agreement for our U.S. transponders expires at the end of the lives of the satellites, which are currently estimated to be 2020. Our transponder service agreements for our international transponders expire between 2013 and 2022.
Expenses for operating leases, principally for data processing equipment and facilities and for satellite uplink service agreements, amounted to $8 million and $7 million for the three months ended March 31, 2013 and 2012, respectively.

(10) Leases and Transponder Service Arrangements
Future minimum payments under noncancelable operating leases and capital transponder leases with initial terms of one year or more at December 31, 2012 consisted of the following:

(in millions)	Capital transponders	Operating leases
Year ended December 31:
2013	$14	21
2014	12	14
2015	11	12
2016	10	9
2017	10	8
Thereafter	38	96
Total	$95	160
In the U.S., we uplink our analog and digital programming transmissions using a third‑party service. Both transmissions are uplinked to protected, non-preemptible transponders on two U.S. satellites. “Protected” status means that, in the event of a transponder failure, our signal will be transferred to a spare transponder or, if none is available, to a preemptible transponder located on the same satellite or, in certain cases, to a transponder on another satellite owned by the same service provider if one is available at the time of the failure. “Non-preemptible” status means that, in the event of a transponder failure, our transponders cannot be preempted in favor of a user of a failed transponder, even another user with “protected status.” Our international business units each obtain uplinking services from third parties and transmit their programming to non-preemptible transponders on four international satellites. Our transponder service agreement for our U.S. transponders expires at the end of the lives of the satellites, which are currently estimated to be in 2019. Our transponder service agreements for our international transponders expire in 2013 through 2022.
The Company has entered into nine separate agreements with transponder suppliers to transmit its signals in the U.S., Germany. and the U.K. via various satellites at an aggregate monthly cost of $1 million. In 2012, two new agreements were entered into, resulting in the capitalization of an additional $24 million of capital lease obligations and related assets. In 2011, two new agreements were entered into, resulting in the capitalization of an additional $35 million of capital lease obligations and related assets. Depreciation expense related to the transponders was $11 million, $14 million and $13 million for the years ended December 31, 2012, 2011 and 2010, respectively. Total future minimum lease payments of $95 million include $9 million of imputed interest.
QVC's ability to continue to sell products to its customers is dependent on its ability to maintain uninterrupted broadcast via its satellite transponder network.
Expenses for operating leases, principally for data processing equipment and facilities, and for satellite uplink service agreements amounted to $31 million, $24 million and $22 million for the years ended December 31, 2012, 2011 and 2010, respectively.
The Company entered into a twenty-one year operating lease for its QVC-U.K. headquarters that commenced in 2012, which was included in the future minimum operating lease payments in the above table.